AXS Tactical Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 102.0%
33,318	Alerian MLP ETF	$1,566,612
10,300	iShares 0-1 Year Treasury Bond ETF	1,134,545
36,660	iShares 0-5 Year High Yield Corporate Bond ETF	1,571,614
57,250	iShares Fallen Angels USD Bond ETF	1,562,925
18,296	iShares Interest Rate Hedged High Yield Bond ETF	1,577,115
31,143	Janus Henderson AAA CLO ETF	1,575,213
32,898	Janus Henderson B-BBB CLO ETF	1,569,235
38,111	State Street Blackstone Senior Loan ETF	1,572,841
17,565	State Street SPDR Bloomberg Convertible Securities ETF	1,566,798
16,183	State Street SPDR Bloomberg High Yield Bond ETF	1,573,150
23,247	Vanguard Emerging Markets Government Bond ETF	1,567,545
18,659	Vanguard Intermediate-Term Corporate Bond ETF	1,562,691
26,081	Vanguard Intermediate-Term Treasury ETF	1,563,034
20,259	Vanguard Long-Term Corporate Bond ETF	1,536,645
27,384	Vanguard Long-Term Treasury ETF	1,528,027
33,311	Vanguard Mortgage-Backed Securities ETF	1,568,282
19,717	Vanguard Short-Term Corporate Bond ETF	1,572,037
31,466	Vanguard Short-Term Inflation-Protected Securities ETF	1,556,308
26,794	Vanguard Short-Term Treasury ETF	1,573,612
70,395	WisdomTree Trust Interest Rate Hedged U.S. Aggregate Bond Fund	1,582,832
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $30,448,500)	30,881,061
	TOTAL INVESTMENTS — 102.0%
	(Cost $30,448,500)	30,881,061
	Liabilities in Excess of Other Assets — (2.0)%	(603,737)
	TOTAL NET ASSETS — 100.0%	$30,277,324

ETF – Exchange-Traded Fund